FAIR VALUE	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE

NOTE 9 – FAIR VALUE

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to disclose the fair value of its financial instruments. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. For disclosure purposes, the Company groups its financial and non-financial assets and liabilities into three different levels based on the nature of the instrument and the availability and reliability of the information that is used to determine fair value. The three levels of inputs that may be used to measure fair values are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Level 1 inputs are considered to be the most transparent and reliable. The Company assumes the use of the principal market to conduct a transaction of each particular asset or liability being measured and then considers the assumptions that market participants would use when pricing the asset or liability. Whenever possible, the Company first looks for quoted prices for identical assets or liabilities in active markets (Level 1 inputs) to value each asset or liability. However, when inputs from identical assets or liabilities on active markets are not available, the Company utilizes market observable data for similar assets and liabilities. The Company maximizes the use of observable inputs and limits the use of unobservable inputs to occasions when observable inputs are not available. The need to use unobservable inputs generally results from the lack of market liquidity of the actual financial instrument or of the underlying collateral. Although, in some instances, third party price indications may be available, limited trading activity can challenge the implied value of those quotations.

The following is a description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of each instrument under the hierarchy:

Fair Value of Assets and Liabilities Measured on a Recurring Basis

The fair values of securities available-for-sale are carried at fair value on a recurring basis. To the extent possible, observable quoted prices in an active market are used to determine fair value and, as such, these securities are classified as Level 1. For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities, generally determined by matrix pricing, which is a mathematical technique widely used in the industry to value securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). The Company’s available-for-sale securities, including U.S. Government sponsored agencies, residential mortgage-backed securities (all of which are issued or guaranteed by government sponsored agencies), corporate securities, Small Business Administration securities, State and Political Subdivision securities, and equity securities are classified as Level 2.

The fair values of derivatives are determined based on a valuation pricing model using readily available observable market parameters such as interest rate yield curves (Level 2 inputs) adjusted for credit risk attributable to the seller of the interest rate derivative. Cash collateral received from or delivered to a derivative counterparty is classified as Level 1.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	June 30, 2016
	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities:
U.S. government-sponsored entities	$—	$4,719	$—
Residential mortgage-backed securities (issued by government-sponsored entities)	—	65,993	—
Corporate	—	2,981	—
Small Business Administration loan pools	—	271	—
State and political subdivisions	—	508	—
Equity securities	504	—	—
Derivative assets:
Derivative assets	—	—	—
Cash collateral held by counterparty	62	—	—

Total derivative assets (included in other assets)	62	—	—

Total assets	$566	$74,472	$—

Liabilities:
Derivative liabilities:
Interest rate swaps	$—	$1,098	$—
Cash collateral held by counterparty	(1,098)	—	—

Total derivative liabilities (included in other liabilities)	(1,098)	1,098	—

Total liabilities	$(1,098)	$1,098	$—

	December 31, 2015
	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities:
U.S. government-sponsored entities	$—	$17,036	$—
Residential mortgage-backed securities (issued by government-sponsored entities)	—	109,521	—
Corporate	—	2,954	—
Small Business Administration loan pools	—	297	—
State and political subdivisions	—	508	—
Equity securities	—	494	—
Derivative assets:
Derivative assets (included in other assets)	—	2	—
Cash collateral held by counterparty	24	—	—

Total derivative assets	24	2	—

Total assets	$24	$130,812	$—

Liabilities:
Derivative liabilities:
Interest rate swaps (included in other liabilities)	$—	$246	$—
Cash collateral held by counterparty	(246)	—	—

Total derivative liabilities	(246)	246	—

Total liabilities	$(246)	$246	$—

There were no material transfers between levels during the six months ended June 30, 2016 or the year ended December 31, 2015. The Company’s policy is to recognize transfers into or out of a level as of the end of a reporting period.

Fair Value of Assets and Liabilities Measured on a Non-recurring Basis

Certain assets are measured at fair value on a non-recurring basis when there is evidence of impairment. The fair value of impaired securities is determined as discussed previously for available-for-sale securities. The fair values of impaired loans with specific allocations of the allowance for loan losses are generally based on recent real estate appraisals of the collateral less estimated cost to sell. Declines in the fair values of other real estate owned subsequent to their initial acquisitions are also based on recent real estate appraisals less selling costs.

Real estate appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a Level 3 classification of the inputs for determining fair value.

Assets measured at fair value on a non-recurring basis are summarized below:

	June 30, 2016
	(Level 1)	(Level 2)	(Level 3)
Held-to-maturity securities:
U.S. government-sponsored entities	$—	$2,188	$—
Impaired loans:
Commercial real estate	$—	$—	$659
Commercial and industrial	—	—	54
Residential real estate	—	—	716
Other	—	—	238
Other real estate owned:
Commercial real estate	—	—	524
Residential real estate	—	—	288

	December 31, 2015
	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$—	$—	$2,986
Commercial and industrial	—	—	57
Residential real estate	—	—	594
Other	—	—	65
Other real estate owned:
Commercial real estate	—	—	524
Residential real estate	—	—	387

The Company did not record any liabilities for which the fair value was measured on a non-recurring basis at June 30, 2016 or at December 31, 2015.

Valuations of impaired loans and other real estate owned utilize third party appraisals or broker price opinions, and were classified as Level 3 due to the significant judgment involved. Appraisals may include the utilization of unobservable inputs, subjective factors, and quantitative data to estimate fair market value.

The following table presents additional information about the unobservable inputs used in the fair value measurement of financial assets measured on a nonrecurring basis that were categorized with Level 3 of the fair value hierarchy:

	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)
June 30, 2016
Impaired loans	$1,667	Sales Comparison Approach	Adjustments for differences between comparable sales	6%-10% (8%)
December 31, 2015
Impaired loans	$3,702	Sales Comparison Approach	Adjustments for differences between comparable sales	7%-29% (18%)

Measurable inputs for other real estate owned were not material.

Carrying amount and estimated fair values of financial instruments at period end were as follows as of the date indicated:

	June 30, 2016
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$46,202	$46,202	$46,202	$—	$—
Interest bearing deposits	5,245	5,245	—	5,245	—
Available-for-sale securities	74,976	74,976	504	74,472	—
Held-to-maturity securities	317,509	324,425	—	324,425	—
Loans held for sale	4,002	4,002	—	4,002	—
Loans, net of allowance for loan losses	974,080	973,266	—	—	973,266
Federal Reserve Bank and Federal Home Loan Bank stock	10,875	N/A	N/A	N/A	N/A
Interest receivable	4,323	4,323	—	4,323	—
Derivative assets	—	—	—	—	—
Cash collateral held by derivative counterparty	62	62	62	—	—

Total derivative assets	62	62	62	—	—

Total assets	$1,437,274	$1,432,501	$46,768	$412,467	$973,266

Financial liabilities:
Deposits	$1,196,767	$1,203,618	$—	$1,203,618	$—
Federal funds purchased and retail repurchase agreements	22,782	22,782	—	22,782	—
Federal Home Loan Bank advances	147,648	147,648	—	147,648	—
Subordinated debentures	9,371	9,371	—	9,371	—
Contractual obligations	2,831	2,831	—	2,831	—
Interest payable	558	558	—	558	—
Derivative liabilities	1,098	1,098	—	1,098	—
Cash collateral held by derivative counterparty	(1,098)	(1,098)	(1,098)	—	—

Total derivative liabilities	—	—	(1,098)	1,098	—

Total liabilities	$1,379,957	$1,386,808	$(1,098)	$1,387,906	$—

	December 31, 2015
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$56,829	$56,829	$56,829	$—	$—
Interest bearing deposits	5,245	5,245	—	5,245	—
Available-for-sale securities	130,810	130,810	—	130,810	—
Held-to-maturity securities	310,539	312,802	—	312,802	—
Loans held for sale	3,504	3,504	—	3,504	—
Loans, net of allowance for loan losses	954,849	957,039	—	—	957,039
Federal Reserve Bank and Federal Home Loan Bank stock	11,013	N/A	N/A	N/A	N/A
Interest receivable	4,540	4,540	—	4,540	—
Derivative assets	2	2	—	2	—
Cash collateral held by derivative counterparty	24	24	24	—	—

Total derivative assets	26	26	24	2	—

Total assets	$1,477,355	$1,470,795	$56,853	$456,903	$957,039

Financial liabilities:
Deposits	$1,215,914	$1,220,657	$—	$1,220,657	$—
Federal funds purchased and retail repurchase agreements	20,762	20,762	—	20,762	—
Federal Home Loan Bank advances	145,439	145,439	—	145,439	—
Bank stock loan	18,612	18,612	—	18,612	—
Subordinated debentures	9,251	9,251	—	9,251	—
Contractual obligations	3,093	3,093	—	3,093	—
Interest payable	737	737	—	737	—
Derivative liabilities	246	246	—	246	—
Cash collateral held by derivative counterparty	(246)	(246)	(246)	—	—

Total derivative liabilities	—	—	(246)	246	—

Total liabilities	$1,413,808	$1,418,551	$(246)	$1,418,797	$—

The methods and assumptions, not previously presented, used to estimate fair values are described as follows:

Cash and cash equivalents and interest-bearing deposits: The carrying amounts of cash and short-term instruments approximate fair values.

Held-to-maturity securities: The fair value of held-to-maturity securities are determined in a manner consistent with available-for-sale securities which has been previously discussed.

Loans held for sale: The fair values of loans held for sale are based on quoted market prices for loans with similar characteristics.

Loans: Fair values of variable rate loans that reprice frequently and with no significant change in credit risk are based on carrying values. Fair values of other loans are estimated using discounted cash flows analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Federal Reserve Bank and Federal Home Loan Bank stock: It is not practical to determine the fair value of Federal Reserve Bank and Federal Home Loan Bank stock due to restrictions placed on its transferability.

Interest receivable and interest payable: The carrying amounts of accrued interest receivable and payable approximate their fair values.

Deposits: The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount). The carrying amount of variable rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered.

Federal funds purchased and retail repurchase agreements: Federal funds purchased and retail repurchase agreements mature daily and may be terminated at any time. The carrying amounts of these financial instruments approximate their fair values.

Federal Home Loan Bank Advances: The carrying amounts of draws against the Company’s line of credit at the Federal Home Loan Bank approximate their fair values. The fair values of fixed rate term advances are determined using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements.

Bank stock loan: The fair value of the bank stock loan was estimated using a discounted cash flow analysis based on current borrowing rates for similar types of borrowing arrangements.

Subordinated debentures: Subordinated debentures are carried at the outstanding principal balance less an unamortized fair value adjustment from the date of assumption. The outstanding principal balance, net of this adjustment, approximates their fair value.

Contractual obligations: The carrying value of contractual obligations approximates their fair value.

The fair value of off-balance-sheet items is not considered material.

NOTE 21 – FAIR VALUE

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to disclose the fair value of its financial instruments. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. For disclosure purposes, the Company groups its financial and non-financial assets and liabilities into three different levels based on the nature of the instrument and the availability and reliability of the information that is used to determine fair value. The three levels of inputs that may be used to measure fair values are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Level 1 inputs are considered to be the most transparent and reliable. The Company assumes the use of the principal market to conduct a transaction of each particular asset or liability being measured and then considers the assumptions that market participants would use when pricing the asset or liability. Whenever possible, the Company first looks for quoted prices for identical assets or liabilities in active markets (level 1 inputs) to value each asset or liability. However, when inputs from identical assets or liabilities on active markets are not available, the Company utilizes market observable data for similar assets and liabilities. The Company maximizes the use of observable inputs and limits the use of unobservable inputs to occasions when observable inputs are not available. The need to use unobservable inputs generally results from the lack of market liquidity of the actual financial instrument or of the underlying collateral. Although, in some instances, third party price indications may be available, limited trading activity can challenge the implied value of those quotations.

The following is a description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of each instrument under the hierarchy:

Fair Value of Assets and Liabilities Measured on a Recurring Basis

The fair values of securities available-for-sale are carried at fair value on a recurring basis. To the extent possible, observable quoted prices in an active market are used to determine fair value and, as such, these securities are classified as level 1. For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities, generally determined by matrix pricing, which is a mathematical technique widely used in the industry to value securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). The Company’s available-for-sale securities, including U.S. Government sponsored agencies, residential mortgage-backed securities (all of which are issued or guaranteed by government sponsored agencies), corporate securities, Small Business Administration securities, State and Political Subdivision securities, and equity securities are classified as level 2.

The fair values of derivatives are determined based on a valuation pricing model using readily available observable market parameters such as interest rate yield curves (Level 2 inputs) adjusted for credit risk attributable to the seller of the derivative.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2015
	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities:
U.S. government-sponsored entities	$—	$17,036	$—
Residential mortgage-backed securities (issued by government-sponsored entities)	—	109,521	—
Corporate	—	2,954	—
Small Business Administration loan pools	—	297	—
State and political subdivisions	—	508	—
Equity securities	—	494	—
Derivative assets (included in other assets)	—	2	—
Cash collateral held by counterparty	24	—	—

Total derivative assets	24	2	—

Total assets	24	130,812	—

Liabilities:
Derivative liabilities (included in other liabilities)	—	246	—
Cash collateral held by counterparty	(246)	—	—

Total derivative liabilities	(246)	246	—

Total liabilities	(246)	246	—

	December 31, 2014
	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities:
U.S. government-sponsored entities	$—	$10,400	$—
Residential mortgage-backed securities (issued by government-sponsored entities)	—	36,529	—
Corporate	—	3,011	—
Small Business Administration loan pools	—	356	—
State and political subdivisions	—	2,193	—
Equity securities	—	496	—
Derivative assets (included in other assets)	—	11	—

Total assets	$—	$52,996	$—

There were no transfers between Levels during 2015 or 2014. The Company’s policy is to recognize transfers into or out of a level as of the end of a reporting period.

Fair Value of Assets and Liabilities Measured on a Non-recurring Basis

Certain assets are measured at fair value on a non-recurring basis when there is evidence of impairment. The fair values of impaired loans with specific allocations of the allowance for loan losses are generally based on recent real estate appraisals of the collateral. Declines in the fair values of other real estate owned subsequent to their initial acquisitions are also based on recent real estate appraisals less selling costs.

Real estate appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a Level 3 classification of the inputs for determining fair value.

Assets measured at fair value on a non-recurring basis are summarized below:

	December 31, 2015
	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$—	$—	$2,986
Commercial and industrial	—	—	57
Residential real estate	—	—	594
Other	—	—	65
Other real estate owned:
Commercial real estate	—	—	524
Residential real estate	—	—	387

	December 31, 2014
	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$—	$—	$4,386
Commercial and industrial	—	—	663
Residential real estate	—	—	801
Other	—	—	158
Other real estate owned:
Commercial real estate	—	—	524
Residential real estate	—	—	646

The Company did not record any liabilities for which the fair value was measured on a non-recurring basis during the years ended December 31, 2015 and 2014.

Valuations of impaired loans and other real estate owned utilize third party appraisals or broker price opinions, and are classified as Level 3 due to the significant judgment involved. Appraisals may include the utilization of unobservable inputs, subjective factors, and utilize quantitative data to estimate fair market value.

The following table presents additional information about the unobservable inputs used in the fair value measurement of financial assets measured on a nonrecurring basis that were categorized with Level 3 of the fair value hierarchy:

	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)

December 31, 2015
Impaired loans	$3,702	Sales Comparison Approach	Adjustments for differences between comparable sales	7% - 29% (18%)

December 31, 2014
Impaired loans	$6,008	Sales Comparison Approach	Adjustments for differences between comparable sales	3% - 15% (7%)

Measurable inputs for other real estate owned are not material.

Carrying amounts and estimated fair values of financial instruments at year end were as follows as of the date indicated:

	December 31, 2015
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$56,829	$56,829	$56,829	$—	$—
Interest-bearing deposits	5,245	5,245	—	5,245	—
Available-for-sale securities	130,810	130,810	—	130,810	—
Held-to-maturity securities	310,539	312,802	—	312,802	—
Loans held for sale	3,504	3,504	—	3,504	—
Loans, net of allowance for loan losses	954,849	957,039	—	—	957,039
Federal Reserve Bank and Federal Home Loan Bank stock	11,013	N/A	N/A	N/A	N/A
Interest receivable	4,540	4,540	—	4,540	—
Derivative assets	2	2	—	2	—
Cash collateral held by derivative counterparty	24	24	24	—	—

Total derivative assets	26	26	24	2	—

Total assets	1,477,355	1,470,795	56,853	456,903	957,039

Financial liabilities:
Deposits	$1,215,914	$1,220,657	$—	$1,220,657	$—
Federal funds purchased and retail repurchase agreements	20,762	20,762	—	20,762	—
Federal Home Loan Bank advances	145,439	145,439	—	145,439	—
Bank stock loan	18,612	18,612	—	18,612	—
Subordinated debentures	9,251	9,251	—	9,251	—
Contractual obligations	3,093	3,093	—	3,093	—
Interest payable	737	737	—	737	—
Derivative liabilities	246	246	—	246	—
Cash collateral held by derivative counterparty	(246)	(246)	(246)	—	—

Total derivative liabilities	—	—	(246)	246	—

Total liabilities	1,413,808	1,418,551	(246)	1,418,797	—

	December 31, 2014
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$31,707	$31,707	$31,707	$—	$—
Interest-bearing deposits	5,995	5,995	—	5,995	—
Available-for-sale securities	52,985	52,985	—	52,985	—
Held-to-maturity securities	261,017	265,189	—	265,189	—
Loans held for sale	897	897	—	897	—
Loans, net of allowance for loan losses	719,913	717,141	—	—	717,141
Federal Reserve Bank and Federal Home Loan Bank stock	4,312	N/A	N/A	N/A	N/A
Interest receivable	3,589	3,589	—	3,589	—
Derivative assets	11	11	—	11	—

Total assets	1,080,426	1,077,514	31,707	328,666	717,141

Financial liabilities:
Deposits	$981,177	$982,645	$—	$982,645	$—
Federal funds purchased and retail repurchase agreements	25,301	25,301	—	25,301	—
Federal Home Loan Bank advances	20,976	21,207	—	21,207	—
Bank stock loan	15,152	15,152	—	15,152	—
Subordinated debentures	8,941	8,941	—	8,941	—
Contractual obligations	3,146	3,146	—	3,146	—
Interest payable	631	631	—	631	—

Total liabilities	1,055,324	1,057,023	—	1,057,023	—

The methods and assumptions, not previously presented, used to estimate fair values are described as follows:

Cash and cash equivalents and interest-bearing deposits: The carrying amounts of cash and short-term instruments approximate fair values.

Held-to-maturity securities: The fair value of held-to-maturity securities are determined in a manner consistent with available-for-sale securities which has been previously discussed.

Loans held for sale: The fair values of loans held for sale are based on quoted market prices for loans with similar characteristics.

Loans: Fair values of variable rate loans that reprice frequently and with no significant change in credit risk are based on carrying values. Fair values of other loans are estimated using discounted cash flows analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Federal Reserve Bank and Federal Home Loan Bank stock: It is not practical to determine the fair value of Federal Reserve Bank and Federal Home Loan Bank stock due to restrictions placed on its transferability.

Interest receivable and interest payable: The carrying amounts of accrued interest receivable and payable approximate their fair values.

Deposits: The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount). The carrying amount of variable rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered.

Federal funds purchased and retail repurchase agreements: Federal funds purchased and retail repurchase agreements mature daily and may be terminated at any time. The carrying amounts of these financial instruments approximate their fair values.

Federal Home Loan Bank Advances: The carrying amounts of draws against the Company’s line of credit at the Federal Home Loan Bank approximate their fair values. The fair values of fixed rate term advances are determined using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements.

Bank stock loan: The fair value of the bank stock loan was estimated using a discounted cash flow analysis based on current borrowing rates for similar types of borrowing arrangements.

Subordinated debentures: Subordinated debentures are carried at the outstanding principal balance less an unamortized fair value adjustment from the date of assumption. The outstanding principal balance, net of this adjustment, approximates their fair value.

Contractual obligations: The carrying value of contractual obligations approximate their fair value.

The fair value of off-balance-sheet items is not considered material.